SEGMENTED INFORMATION (Tables)	12 Months Ended
Jan. 31, 2018
Segmented Information Tables
Schedule of non-current assets
	January 31, 2018	January 31, 2017

Canada	$61,139	$134,544
USA	3,740,601	19,432,774
	$3,801,740	$19,567,318